Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Information (Unaudited)
SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
The following table presents selected quarterly financial information:

	Year Ended December 31, 2017
(In thousands, except per share data)	First	Second	Third	Fourth	Year
Summary Operating Results:
Total revenues	$610,065	$604,124	$591,542	$595,088	$2,400,819
Operating income	94,830	89,554	78,940	80,477	343,801

Income from continuing operations, net of tax	$35,076	$27,692	$23,157	$82,073	$167,998
Income from discontinued operations, net of tax	375	21,017	—	—	21,392
Net income	$35,451	$48,709	$23,157	$82,073	$189,390

Basic net income per common share:
Continuing operations	$0.31	$0.24	$0.20	$0.72	$1.46
Discontinued operations	—	0.18	—	—	0.19
Basic net income per common share	$0.31	$0.42	$0.20	$0.72	$1.65
Diluted net income per common share:
Continuing operations	$0.31	$0.24	$0.20	$0.71	$1.45
Discontinued operations	—	0.18	—	—	0.19
Diluted net income per common share	$0.31	$0.42	$0.20	$0.71	$1.64

	Year Ended December 31, 2016
(In thousands, except per share data)	First	Second	Third	Fourth	Year
Summary Operating Results:
Total revenues	$556,653	$548,784	$535,173	$558,649	$2,199,259
Operating income	82,362	80,439	67,881	29,726	260,408

Income from continuing operations, net of tax	$21,666	$11,257	$164,197	$10,581	$207,701
Income from discontinued operations, net of tax	11,630	18,715	180,707	1,478	212,530
Net income	$33,296	$29,972	$344,904	$12,059	$420,231

Basic net income per common share:
Continuing operations	$0.19	$0.10	$1.43	$0.09	$1.81
Discontinued operations	0.10	0.16	1.58	0.01	1.86
Basic net income per common share	$0.29	$0.26	$3.01	$0.10	$3.67
Diluted net income per common share:
Continuing operations	$0.19	$0.10	$1.43	$0.09	$1.80
Discontinued operations	0.10	0.16	1.57	0.01	1.85
Diluted net income per common share	$0.29	$0.26	$3.00	$0.10	$3.65